SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenues
	Year ended December 31,
	2024	2023	2022

USA	$219,559	$271,647	$342,293
Canada	61,749	75,462	93,377
Latin America	1,392	3,285	4,481
Australia	75,388	106,223	116,284
Asia	20,577	25,959	34,607
EMEA	47,121	59,908	63,320
Israel	17,435	22,747	36,444

	$443,221	$565,231	$690,806

Schedule of Long-Lived Assets
	December 31,
	2024	2023

USA	$87,861	$100,886
Canada	10,506	4,685
Australia	5,618	7,885
Asia	19,435	22,630
EMEA	11,315	13,794
Israel	89,791	100,013

	$224,526	$249,893